Financial Assets and Financial Liabilities - Summary of Carrying Amount of Monetary Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Line Items]
Total	€ 11,675.0	€ 686.3
Currency risk | Financial liabilities in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	656.7	72.8
Currency risk | Other financial assets in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	11,895.5	85.6
Currency risk | U.S. dollar Bank accounts
Cash And Cash Equivalents [Line Items]
Total	€ 436.2	€ 673.5